Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 376,563	$ 353,241
Restricted cash – current	15,916	56,777
Accounts receivable, including non-trade of $6,700 (2019 - $12,793)	161,057	199,957
Accounts receivable, non-trade	6,700	12,793
Accrued revenue	38,887	107,111
Prepaid expenses and other	74,464	86,338
Current portion of net investments in direct financing and sales-type leases, net	14,686	273,986
Assets held for sale	0	65,458
Total current assets	681,573	1,142,868
Restricted cash – non-current	50,068	44,849
Vessels and equipment
At cost, less accumulated depreciation of $1,226,252 (2019 – $1,259,404)	2,375,865	2,654,466
Accumulated depreciation on vessels and equipment	1,226,252	1,259,404
Vessels related to finance leases, at cost, less accumulated amortization of $272,372 (2019 - $253,553)	2,148,835	2,219,026
Vessels related to finance leases, accumulated amortization	272,372	253,553
Operating lease right-of-use assets	61,796	159,638
Total vessels and equipment	4,586,496	5,033,130
Net investment in direct financing and sales-type leases, net – non-current	522,456	544,823
Investment in and loans, net to equity-accounted investments	1,111,660	1,173,728
Goodwill, intangibles and other non-current assets	128,867	133,466
Total assets	7,081,120	8,072,864
Current
Accounts payable	117,411	135,496
Accrued liabilities and other	344,253	295,001
Short-term debt	20,000	50,000
Current portion of long-term debt	302,682	523,312
Current obligations related to finance leases	98,236	95,339
Current portion of operating lease liabilities	28,731	61,431
Liabilities related to assets held for sale	0	2,980
Total current liabilities	911,313	1,163,559
Long-term portion	1,752,190	2,303,840
Long-term obligations related to finance leases	1,656,321	1,730,353
Long-term operating lease liabilities	34,798	87,171
Other long-term liabilities	196,568	216,348
Total liabilities	4,551,190	5,501,271
Equity
Common Stocks, Including Additional Paid in Capital	$ 1,056,113	$ 1,052,284
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,108,886 shares outstanding and issued (2019 – 100,784,422)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share outstanding (in shares)	101,108,886	100,784,422
Common stock, share issued (in shares)	101,108,886	100,784,422
Accumulated deficit	$ (507,462)	$ (546,684)
Non-controlling interest	2,033,112	2,089,730
Accumulated other comprehensive loss	(51,833)	(23,737)
Total equity	2,529,930	2,571,593
Total liabilities and equity	$ 7,081,120	$ 8,072,864